Critical accounting estimates and assumptions	6 Months Ended
Jun. 30, 2023
Critical accounting estimates and assumptions
Critical accounting estimates and assumptions

3.Critical accounting estimates and assumptions

The preparation of interim financial statements requires management to make certain judgements, accounting estimates and assumptions that affect the amounts reported for the assets and liabilities at the reporting date and the amounts reported for revenues and expenses during the period. The nature of the estimation means that actual outcomes could differ from those estimates.

In preparing these condensed consolidated interim financial statements, the significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same, except as mentioned below, as those that applied to the consolidated financial statements for the year ended December 31, 2022.

(a)Going Concern

As part of their regular assessment of the Group’s liquidity and financing position, the Directors have prepared detailed forecasts for a period which extends beyond 12 months after the date of approval of these financial statements. In assessing the forecasts, the Directors have considered:

●	the current economic conditions in the operating markets and the impact on trading performance;
●	the impact of macroeconomic factors, particularly interest rates and foreign exchange rates, and the ongoing Russia and Ukraine conflict, such as on global diesel prices and supply chains for raw materials such as steel and for equipment, including batteries (the Group has no operations in Ukraine or trading with sanctioned individuals and companies);
●	the status of the Group’s financial arrangements (see also note 19);
●	mitigating actions available should business activities fall behind current expectations; and
●	additional sensitivity analysis under a stressed scenario to assess the impact of a severe but plausible downside case.

In addition, the Directors have considered the following:

●	The Group has cash and cash equivalents of $433.0 million as at June 30, 2023;
●	Management has assessed current cash reserves and the availability of undrawn facilities and continues to monitor available liquidity in the context of ongoing operational requirements and planned capital expenditure;
●	All of the Group’s operations are cash generative; and
●	Our IT team monitors the risk of fraud, data or security breaches, loss of data and the potential for other cyber-related attacks and utilizes security measures to mitigate such risks.

Having carefully considered the factors noted above, the Directors have a reasonable expectation that the Group and the Company have adequate resources to continue in operational existence for at least 12 months from the date of issuance of these financial statements and to operate within the covenant levels of its current debt facilities. The Directors therefore continue to consider it appropriate to adopt the going concern basis of accounting in preparing the financial statements.

(b) Assessment of appropriate foreign exchange rate

In mid-June 2023, the Central Bank of Nigeria announced the unification of all segments of the foreign exchange market by replacing the old regime of multiple exchange rate “windows” for different purposes with, in effect, a market rate. The unification of the Nigeria foreign exchange market was aimed at eliminating multiple “windows” and to allow foreign exchange transactions to be determined by market forces via a single Import and Export (“I&E”) window. The Group uses the USD/NGN rate published by Bloomberg, which is approximately aligned to the I&E window rate, for the translation of USD transactions and denominated balances in the Nigerian subsidiaries and also for consolidation purposes.